Capital Stock, Options and Warrants (Details) - Options and Warrants - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of Common Shares, beginning	7,200,000	7,820,000
Number of Common Shares, Granted	900,000
Number of Common Shares, Exercises	(200,000)	(20,000)
Number of Common Shares, Forfeitures	(200,000)	(600,000)
Number of Common Shares, ending	7,700,000	7,200,000
Vested at December 31, 2017	7,100,000
Weighted Average Exercise Price Per Share, beginning	$ 0.0095	$ 0.0100
Weighted Average Exercise Price Per Share, Grants	0.0900
Weighted Average Exercise Price Per Share, Exercises	0.0050	0.0500
Weighted Average Exercise Price Per Share, Forfeitures	0.0050	0.0150
Weighted Average Exercise Price Per Share, ending	0.0190	$ 0.0095
Vested at December 31, 2017	$ 0.0130
Weighted Average Remaining Life (Years), beginning	4 years 4 months 24 days	5 years 9 months 3 days
Weighted Average Remaining Life (Years), ending	3 years 7 months 21 days	4 years 4 months 24 days
Vested at December 31, 2017	3 years 6 months 10 days